UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9849

Seligman New Technologies Fund II, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman New Technologies Fund II, Inc.
Schedule of Investments (unaudited)
September 30, 2004

	Shares		Value

Common Stocks 65.2%
Application Software 5.1%
Citrix Systems*	138,800		$ 2,431,082
Cognos*	10,200		362,253
FileNet*	6,600		115,401
Magma Design Automation*	34,100		514,910
Synopsys*	57,500		907,638
			4,331,284
Communications Equipment 4.7%
Avocent*	29,400		763,518
Bookham#	78,197		504,371
Brocade Communications Systems*	27,400		154,673
CIENA#	38,023		37,358
Cisco Systems*	61,000		1,101,355
Corning*	21,700		240,436
NETGEAR*	50,000		611,500
QUALCOMM	14,200		554,297
Silicon Wave#	29,438		-
WaveSplitter Technologies#	42,526		-
			3,967,508
Computers and Peripherals 1.6%
Hewlett-Packard	40,600		761,250
International Business Machines	7,200		604,872
			1,366,122
Electronics Equipment and Instruments 1.3%
Orbotech* (Israel)	16,700		291,832
Photon Dynamics*	36,800		744,096
			1,035,928
Health Care Equipment and Supplies 10.5%
Beckman Coulter	10,200		572,424
Boston Scientific*	23,900		949,547
DJ Orthopedics*	33,700		594,805
Fisher Scientific International*	16,800		979,944
GMP Companies#	73,349		1,453,044
Invitrogen*	11,700		643,734
Laboratory Corporation of America Holdings*	39,600		1,731,312
Millipore*	5,800		277,530
Omnicell*	33,800		445,315
Quest Diagnostics	14,200		1,252,724
			8,900,379
Home Entertainment Software 1.6%
Take-Two Interactive Software*	41,700		1,370,053

Hotels Restaurants and Leisure 1.5%
GTECH Holdings	24,300		615,276
Williams Industries*	26,000		667,940
			1,283,216
Household Durables 0.7%
Matsushita Electric Industrial (Japan)	45,000		600,708

Internet Catalog and Retail 0.9%
eBay*	8,400		772,506

Internet Software and Services 4.9%
Ask Jeeves*	20,000		653,600
Captara#	1,564,953		-
MarketSoft#	47,991		19,145
S1*	87,000		691,650
VeriSign*	48,800		968,192
Yahoo!*	53,400		1,813,731
			4,146,318
IT Services 5.5%
Accenture (Class A)* (Bermuda)	29,700		803,385
Amdocs*	93,600		2,043,288
DST Systems*	7,200		320,184
First Data	8,900		387,150
Ness Technologies* (Israel)	18,400		234,784
SunGard Data Systems*	36,400		865,228
			4,654,019
Media 1.3%
Dex Media*	19,700		417,049
News Corporation (ADRs) (Australia)	19,300		634,391
			1,051,440
Multi-Sector Holdings 1.4%
Tower Gate (Series E) (United Kingdom)#	1,562,608		1,215,976

Semiconductors and Semiconductor Equipment 9.6%
Advanced Micro Devices*	89,400		1,162,200
Analog Devices*	16,300		632,114
Credence Systems*	27,900		201,856
Intel	18,600		372,744
Intersil (Class A)	16,700		265,947
Lam Research*	27,000		590,625
Mattson Technology*	111,600		855,414
Maxim Integrated Products	6,700		283,008
MEMC Electronic Materials*	230,800		1,957,184
Mykrolis*	29,300		295,051
Novellus Systems*	17,000		452,370
Taiwan Semiconductor Manufacturing (ADRs)* (Taiwan)	212,201		270,403
Tessera Technologies*	33,000		728,640
			8,067,556
Systems Software 14.6%
BMC Software*	85,000		1,343,850
Check Point Software Technologies*	35,100		595,822
Computer Associates International	117,200		3,082,360
Macrovision*	25,100		604,031
Microsoft	107,800		2,980,131
Oracle*	71,900		812,111
Symantec*	45,500		2,499,542
VERITAS Software*	23,300		415,323
			12,333,170

Total Common Stocks			55,096,183

Convertible Preferred Stocks# 17.0%
Application Software 0.5%
Index Stock Imagery (Series A Sr.)	617,046		370,228

Communications Equipment 0.0%
Calient Networks (Series A-1)	88,664		-

Health Care Equipment and Supplies 0.1%
GMP Companies (Series C)	3,765		101,354

Internet Software and Services 14.3%
Adexa (Series C)	562,080		505,872
Adexa (Series E)	340,647	†	241,859
Blue Pumpkin Software (Series G)	1,061,788		1,497,121
Infomediary Technology Solutions (Series A Sr.)	466,508		746
MarketSoft (Series D)ø	1,512,334		1,399,181
Moai Technologies (Series A)	64,752		324
TruSecure (Series A)	7,098,504		8,447,220
			12,092,323
Semiconductors and Semiconductor Equipment 1.8%
Nextest Systems (Series B)	612,682		1,501,071

Systems Software 0.0%
Enterworks (Series B)	510,204		-
NFR Security (Series C)	378,697		15,511
			15,511
Wireless Telecommunication Services 0.3%
fusionOne (Series D)	2,006,247		280,875
Total Convertible Preferred Stocks			14,361,362

	Principal Amount or Partnership Interest
Limited Partnerships# 2.8%
Multi-Sector Holdings 2.8%
Asia Internet Capital Ventures (Hong Kong)	$2,276,102		1,300,565
GrandBanks Capital Venture	1,646,671		1,076,053
Total Limited Partnerships			2,376,618

Convertible Promissory Notes# 0.0%
Internet Software and Services 0.0%
Techies.com 9%, due 2/20/2006	133,333		-
Techies.com 9%, due 2/20/2008	66,667		-
			-
Systems Software 0.0%
Enterworks 10%, payable on demand	62,500	†	-
Total Convertible Promissory Notes			-

Repurchase Agreement 8.9%
State Street Bank & Trust, 1.58%, dated 9/30/04, maturing 10/1/04 collateralized by: $7,785,000 US Treasury Note 1.625%, due 9/30/05, with a fair market value of $7,741,209	7,513,000		7,513,000

Total Investments 93.9%			79,347,163

Other Assets Less Liabilities 6.1%			5,165,933

Net Assets 100%			$84,513,096

____________________
*	Non-income producing security.

#
Restricted securities listed above are non-income producing and were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund.

Ø	Affiliated issuer (issuers in which the Fund's holdings represent 5% or more of the outstanding voting securities) with aggregate cost of $9,217,479 and value of $1,418,326.

†	Warrants attached.

ADRs - American Depositary Receipts.

At September 30, 2004, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, were as follows:

Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Depreciation
$134,173,824	$7,421,239	$62,247,900	$(54,826,661)

_____________________________
Seligman New Technologies Fund II, Inc.

Notes to Schedule of Investments (unaudited)
September 30, 2004

1.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”), based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.
The Fund owns securities of privately-owned technology companies. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.

Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation no longer reflects fair value. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities of the company to the Fund or to third parties at different prices or terms, if a company is acquired by another company, if a company in which the Fund invests undertakes an initial public offering (each, a market clearing event), or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board, determines best reflects its fair value. In the case of a market-clearing event, the investment is valued based on the terms and conditions of the event. In the absence of a market clearing event, the valuation is determined using one of several methods including a discounted cash flow, discounted earnings or comparable revenues model using assumptions set by the Manager based on the company’s results and/or plans.

The Fund may also hold restricted securities of a class that has been sold to the public. The fair valuation of these restricted securities is often the market value of the publicly-traded shares less a discount to reflect contractual or legal restrictions limiting resale.

At September 30, 2004, market quotations were not readily available for venture capital securities valued at $19,426,145 (approximately 23% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

2.	Restricted Securities
Investments	Acquisition Date	Cost	Value
Common stocks:
Bookham Technology	2/21/01	$ 3,033,875	$ 504,371
CIENA	1/22/02	97,430	37,358
GMP Companies	8/17/00	2,090,628	1,453,044
MarketSoft	12/13/00	124,422	19,145
Silicon Wave	8/18/00	330,883	—
Tower Gate (Series E)	7/26/00	2,370,322	1,215,976
WaveSplitter Technologies	9/22/00	3,634,658	—
		11,682,218	3,229,894
Convertible preferred stocks:
Adexa (Series C)	8/24/00	7,140,288	505,872
Adexa (Series E)†	7/12/02	432,622	241,859
Blue Pumpkin Software (Series G)	7/16/01	4,098,502	1,497,121
Calient Networks (Series D)	12/11/00	7,213,357	—
Enterworks (Series B)	10/30/00	1,000,000	—
fusionOne (Series D)	9/13/00 to 10/11/00	10,893,921	280,875
GMP Companies (Series C)	6/3/02	128,010	101,354
Index Stock Imagery (Series A Sr.)	8/18/00 to 12/19/00	1,708,196	370,228
Infomediary Technology Solutions (Series A Sr.)	10/6/00	281,433	746
MarketSoft (Series D)	12/13/00	9,093,057	1,399,181
Moai Technologies (Series A)	4/23/01	519,950	324
Nextest Systems (Series B)	11/27/01	1,533,946	1,501,071
NFR Security (Series C)	3/16/01	1,712,805	15,511
TruSecure (Series F)	3/19/01	7,098,504	8,447,220
		52,854,591	14,361,362
Limited partnerships:
Asia Internet Capital Ventures	8/15/00	2,279,839	1,300,565
GrandBanks Capital Venture	1/25/01 to 9/11/03	1,646,671	1,076,053
		3,926,510	2,376,618
Convertible promissory notes:
Enterworks 10%, payable on demand†	5/15/01	62,500	—
Techies.com:			—
9%, due 2/20/06	2/22/01	134,703	—
9%, due 2/20/08	2/22/01	66,679	—
		263,882	—
Total		$68,727,201	$19,967,874

3.	Affiliated Issuers
Affiliate	Beginning Shares	Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares	Ending Value
MarketSoft (Series D)	1,887,419	—	375,085(1)	1,512,334	$1,399,181
MarketSoft (common stock)	—	47,991(1)	—	47,991	19,145
Total					$1,418,326

(1)   Preferred stock converted to common stock. There was no dividend income or realized gain (loss).

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 24, 2004

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.